Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

4. Share-Based Compensation

The Company sponsors the Intra-Cellular Therapies, Inc. 2013 Equity Incentive Plan (the “Plan”) to provide for the granting of stock awards, such as stock options, restricted common stock and stock appreciation rights to employees, directors and other individuals as determined by the Board of Directors. In 2013 the Company assumed in the Merger the 2003 Equity Incentive Plan, which expired by its terms in July 2013. Effective in November 2013, the Company adopted the 2013 Equity Incentive Plan. The Company reserved 2,850,000 shares of common stock for issuance under the Plan. In January 2014, the Company increased the number of shares of common stock reserved for issuance under the plan by 800,000 pursuant to the evergreen provisions of the Plan.

Stock options granted under the Plan may be either incentive stock options (“ISOs”) as defined by the Internal Revenue Code, or non-qualified stock options. The Board of Directors determines who will receive options, the vesting periods (which are generally two to three years) and the exercise prices of such options. Options have a maximum term of 10 years. The exercise price of ISOs granted under the Plan must be at least equal to the fair market value of the common stock on the date of grant.

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2013 and 2012, was comprised of the following:

	Years Ended December 31,
	2013	2012
Research and development	$132,543	$111,206
General and administrative	258,850	183,900

Total share-based compensation expense	$391,393	$295,106

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2013	2012
Dividend yield	0.0%	0.0%
Expected volatility	80.0%	79.7%
Weighted-average risk-free interest rate	2.2%	1.2%
Expected term	6.2 years	6.3 years

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2013, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life
Outstanding at December 31, 2012	1,707,114	$1.3802	4.4 years
Options granted	247,600	3.2600	6.2 years
Options exercised	(514,466)	0.6472	2.3 years
Options canceled or expired	(40,123)	0.8479	8.8 years

Outstanding at December 31, 2013	1,400,125	$1.9825	5.3 years

Vested or expected to vest at December 31, 2013	1,400,125	$1.9825

Exercisable at December 31, 2013	1,182,140	$1.7461	4.6 years

The weighted-average grant date fair value for awards granted during the year ended December 31, 2013, was $3.26. Total intrinsic value of the options exercised was approximately $580,623 in the year ended December 31, 2013. The total fair value of shares vested in the years ended December 31, 2013 and 2012, was approximately $278,000 and $332,000 respectively.

During 2013, the Company granted options to certain scientific advisory board members of the Company to purchase 19,000 shares of common stock at an average exercise price of $3.26. During 2012, the Company granted options to certain scientific advisory board members of the Company to purchase 19,500 shares of common stock at an average exercise price of $2.84. The options vest ratably over a period of 12 to 24 months. Stock compensation related to these grants will fluctuate with any changes in the underlying value of the Company’s common stock, as the performance period is not fixed.

The unrecognized share-based compensation expense related to employee stock option awards at December 31, 2013, is $467,329 and will be recognized over a weighted-average period of 1.5 years.